Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Aggregate face value	$ 524,554	$ 348,125
Restricted cash	$ 198,413	147,119
Restricted cash		$ 348,399